Long - Term Debt - Deferred Financing Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Fees and related costs deferred	$ 1,193	$ 7,904
2024 Notes [Member]
Debt Instrument [Line Items]
Fees and related costs deferred	776	2,426
Syndicated Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Fees and related costs deferred	67
Chailease Credit Facility [Member]
Debt Instrument [Line Items]
Fees and related costs deferred	320
Hellenic Bank Credit Facility [Member]
Debt Instrument [Line Items]
Fees and related costs deferred	$ 30	752
Syndicated Senior Secured Credit Facility And Blue Ocean Junior Credit Facility [Member]
Debt Instrument [Line Items]
Fees and related costs deferred		$ 4,726